Financial structure and financial costs	12 Months Ended
Dec. 31, 2025
Financial structure and financial costs
Financial structure and financial costs

Note 15 Financial structure and financial costs

15.1 FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS

A)  Non-current financial debt and related financial instruments

As of December 31, 2025
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,699	40,296	48,995
of which hedging instruments of non-current financial debt (liabilities)	–	962	962
Non-current financial assets	(1,279)	(1,991)	(3,270)
of which hedging instruments of non-current financial debt (assets)	–	(812)	(812)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,420	38,305	45,725
Variable rate bonds or bonds after fair value hedge	–	9,305	9,305
Fixed rate bonds or bonds after cash flow hedge	–	28,740	28,740
Other floating rate debt	136	722	858
Other fixed rate debt	512	460	972
Lease obligations	8,051	–	8,051
Non-current financial assets excluding derivative financial instruments	(1,279)	(925)	(2,204)
Non-current instruments held for trading	–	3	3
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,420	38,305	45,725

As of December 31, 2024
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,518	35,015	43,533
of which hedging instruments of non-current financial debt (liabilities)	–	2,313	2,313
Non-current financial assets	(1,278)	(1,027)	(2,305)
of which hedging instruments of non-current financial debt (assets)	–	(546)	(546)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,240	33,988	41,228
Variable rate bonds or bonds after fair value hedge	43	9,712	9,755
Fixed rate bonds or bonds after cash flow hedge	–	23,446	23,446
Other floating rate debt	305	304	609
Other fixed rate debt	348	726	1,074
Lease obligations	7,822	–	7,822
Non-current financial assets excluding derivative financial instruments	(1,278)	(134)	(1,412)
Non-current instruments held for trading	–	(66)	(66)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,240	33,988	41,228

As of December 31, 2023
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,427	32,051	40,478
of which hedging instruments of non-current financial debt (liabilities)	–	2,198	2,198
Non-current financial assets	(1,166)	(1,229)	(2,395)
of which hedging instruments of non-current financial debt (assets)	–	(673)	(673)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083
Variable rate bonds or bonds after fair value hedge	–	7,051	7,051
Fixed rate bonds or bonds after cash flow hedge	–	22,839	22,839
Other floating rate debt	430	408	838
Other fixed rate debt	241	840	1,081
Lease obligations	7,756	–	7,756
Non-current financial assets excluding derivative financial instruments	(1,166)	(142)	(1,308)
Non-current instruments held for trading	–	(174)	(174)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083

The bonds, as of December 31, 2025, after taking into account currency and interest rates swaps fair value, are detailed as follows:

		Amount	Amount	Amount
Bonds after fair value hedge or variable rate		after	after	after
bonds	Currency of	December 31,	December 31,	December 31,
(M$)	issuance	2025	2024	2023(a)
Bond	USD	5,299	6,332	3,542
Bond	EUR	2,611	2,636	3,209
Bond	Others	903	1,542	1,539
Current portion (less than one year)		(204)	(1,648)	(2,118)
Principal financing entities(b)		8,609	8,862	6,172
Other consolidated subsidiaries		696	893	879
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		9,305	9,755	7,051

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after
fixed rate bonds	Currency of	December 31,	December 31,	December 31,
(M$)	issuance	2025	2024	2023
Bond	EUR	19,584	13,768	15,448
Bond	USD	10,402	10,523	8,301
Bond	Others	1,044	1,048	2,254
Current portion (less than one year)		(2,341)	(1,909)	(3,175)
Principal financing entities(b)		28,689	23,430	22,828
Other consolidated subsidiaries		51	16	11
TOTAL BONDS AFTER CASH FLOW HEDGE OR FIXED RATE BONDS		28,740	23,446	22,839

(a)

The IBOR rate reform mainly impacted the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on the USD LIBOR rate. At December 31, 2023, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE was $ 8,290 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acted as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

Loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2025	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2027	4,476	11	(635)	(169)	3,841	8%
2028	4,607	63	(218)	(71)	4,389	10%
2029	5,778	369	(379)	(150)	5,399	12%
2030	2,971	62	(287)	(12)	2,684	6%
2031 and beyond	31,163	457	(1,751)	(410)	29,412	64%
TOTAL	48,995	962	(3,270)	(812)	45,725	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2024	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2026	4,498	411	(572)	(71)	3,926	10%
2027	3,906	173	(292)	(14)	3,614	9%
2028	4,596	391	(267)	(135)	4,329	11%
2029	5,755	723	(348)	(233)	5,407	13%
2030 and beyond	24,778	615	(826)	(93)	23,952	57%
TOTAL	43,533	2,313	(2,305)	(546)	41,228	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2023	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2025	5,381	369	(434)	(110)	4,947	13%
2026	4,013	323	(304)	(102)	3,709	10%
2027	3,720	85	(349)	(55)	3,371	9%
2028	4,502	304	(246)	(142)	4,256	11%
2029 and beyond	22,862	1,117	(1,062)	(264)	21,800	57%
TOTAL	40,478	2,198	(2,395)	(673)	38,083	100%

Analysis by currency and interest rate

These analyses take into account interest rate and foreign currency swaps to hedge non-current financial net debt.

As of December 31,
(M$)	2025	%	2024	%	2023	%
U.S. dollar	36,225	79%	38,002	92%	34,789	91%
Euro	8,682	19%	2,206	5%	2,322	6%
Other currencies	818	2%	1,020	3%	972	3%
TOTAL	45,725	100%	41,228	100%	38,083	100%

As of December 31,
(M$)	2025	%	2024	%	2023	%
Fixed rate	35,740	78%	30,922	75%	30,311	80%
Floating rate	9,985	22%	10,306	25%	7,772	20%
TOTAL	45,725	100%	41,228	100%	38,083	100%

B)  Current financial assets and liabilities

Current borrowings consist mainly of drawings on commercial papers or treasury bills and of bank loans. Current deposits beyond three months include initial margins held as part of the Company’s activities on organized markets.

As of December 31,
(M$)
(Assets) / Liabilities	2025	2024	2023
Current financial debt(a)	7,622	4,462	2,377
Current lease obligations	1,876	2,095	1,721
Current portion of non-current financial debt	2,540	3,467	5,492
Current borrowings (note 14)	12,038	10,024	9,590
Current portion of hedging instruments of debt (liabilities)	218	425	268
Other current financial instruments (liabilities)	170	239	178
Other current financial liabilities (note 14)	388	664	446
Current deposits beyond three months	(2,136)	(5,476)	(5,450)
Marketable securities	(707)	(683)	(519)
Financial receivables on sub-lease, current	(239)	(378)	(329)
Current portion of hedging instruments of debt (assets)	(81)	(29)	(91)
Other current financial instruments (assets)	(169)	(348)	(196)
Current financial assets (note 14)	(3,332)	(6,914)	(6,585)
NET CURRENT BORROWINGS	9,094	3,774	3,451

(a)

As of December 31, 2025, December 31, 2024 and December 31, 2023, current financial debt includes notably short-term negotiable debt security issued through programs fully and unconditionally secured by TotalEnergies SE.

C)  Cash flow from (used in) financing activities

The variations of financial debt are detailed as follows:

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2025	changes	reclassification	currency	fair value	Current	Other	2025
Non-current financial instruments - assets(a) and non-current financial assets	(2,305)	(16)	40	(105)	(159)	350	(1,075)	(3,270)
Non-current financial debt	43,533	7,981	(1,216)	720	593	(4,941)	2,325	48,995
Non-current financial debt and related financial instruments	41,228	7,965	(1,176)	615	434	(4,591)	1,250	45,725

Current financial instruments - assets(a)	(755)	593	30	(40)	164	(350)	(131)	(489)
Current borrowings	10,024	(4,746)	(172)	1,395	264	4,941	332	12,038
Current financial instruments - liabilities(a)	664	–	(1)	27	(302)	–	–	388
Current financial debt and related financial instruments	9,933	(4,153)	(143)	1,382	126	4,591	201	11,937

Financial debt and financial assets classified as held for sale	44	–	118	3	–	–	–	165
NET FINANCIAL DEBT	51,205	3,812	(1,201)	2,000	560	–	1,451	57,827
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2024	changes	reclassification	currency	fair value	Current	Other	2024
Non-current financial instruments - assets(a) and non-current financial assets	(2,395)	–	37	37	132	340	(456)	(2,305)
Non-current financial debt	40,478	7,532	(299)	(241)	(453)	(6,080)	2,596	43,533
Non-current financial debt and related financial instruments	38,083	7,532	(262)	(204)	(321)	(5,740)	2,140	41,228

Current financial instruments - assets(a)	(616)	609	(2)	20	(107)	(340)	(319)	(755)
Current borrowings	9,590	(5,751)	321	(760)	(138)	6,080	682	10,024
Current financial instruments - liabilities(a)	446	–	(3)	(17)	238	–	–	664
Current financial debt and related financial instruments	9,420	(5,142)	316	(757)	(7)	5,740	363	9,933

Financial debt and financial assets classified as held for sale	310	–	(261)	(5)	–	–	–	44
NET FINANCIAL DEBT	47,813	2,390	(207)	(966)	(328)	–	2,503	51,205

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2023	changes	reclassification	currency	fair value	Current	Other	2023
Non-current financial instruments - assets (a) and non-current financial assets	(2,731)	–	(96)	(21)	353	387	(287)	(2,395)
Non-current financial debt	45,264	130	667	65	(343)	(7,573)	2,268	40,478
Non-current financial debt and related financial instruments	42,533	130	571	44	10	(7,186)	1,981	38,083

Current financial instruments - assets(a)	(401)	383	(1)	(8)	(68)	(387)	(134)	(616)
Current borrowings	15,502	(14,660)	181	389	121	7,573	484	9,590
Current financial instruments - liabilities(a)	488	–	6	11	(59)	–	–	446
Current financial debt and related financial instruments	15,589	(14,277)	186	392	(6)	7,186	350	9,420

Financial debt and financial assets classified as held for sale	(38)	–	341	7	–	–	–	310
NET FINANCIAL DEBT	58,084	(14,147)	1,098	443	4	–	2,331	47,813

(a)Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

Monetary changes in non-current financial debt are detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Issuance of non-current debt	8,163	7,563	189
Repayment of non-current debt	(182)	(31)	(59)
NET AMOUNT	7,981	7,532	130

D)  Cash and cash equivalents

Accounting principles

Cash and cash equivalents are composed of cash on hand and highly liquid short-term investments that are easily convertible into known amounts of cash and are subject to insignificant risks of changes in value.

Investments with maturity greater than three months and less than twelve months are shown under “Current financial assets”.

Changes in current financial assets and liabilities are included in the financing activities section of the consolidated statement of cash flows.

Cash and cash equivalents are detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Cash	15,618	17,475	16,956
Cash equivalents	10,584	8,369	10,307
TOTAL	26,202	25,844	27,263

Cash equivalents are mainly composed of deposits with a maturity of less than three months, deposited in government institutions or deposit banks selected in accordance with strict criteria.

As of December 31, 2025, the cash and cash equivalents include $2,050 million subject to restrictions, notably due to regulatory framework or to the fact they are owned by affiliates located in countries with exchange controls.

E)  Net-debt-to-capital ratio

For its internal and external communication needs, TotalEnergies calculates a debt ratio by dividing its net financial debt excluding leases by its equity.

The ratio is calculated as follows: Net debt excluding leases / (Equity + Net debt excluding leases)

As of December 31,
(M$)
(Assets) / Liabilities	2025	2024	2023
Current borrowings(a)	10,162	7,929	7,869
Other current financial liabilities	388	664	446
Current financial assets(a)	(3,093)	(6,536)	(6,256)
Net financial assets and liabilities held for sale or exchange(a)	7	33	17
Non-current financial debt(a)	40,944	35,711	32,722
Non-current financial assets(a)	(1,991)	(1,027)	(1,229)
Cash and cash equivalents	(26,202)	(25,844)	(27,263)
Net financial debt excluding leases	20,215	10,930	6,306

Shareholders’ equity – TotalEnergies share	114,883	117,858	116,753
Distribution of the income based on existing shares at the closing date	2,640	2,397	2,700
Shareholders’ equity	117,523	120,255	119,453

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	14.7%	8.3%	5.0%

(a)	Excluding lease receivables & lease debts.

15.2 FAIR VALUE OF FINANCIAL INSTRUMENTS (EXCLUDING COMMODITY CONTRACTS)

Accounting principles

TotalEnergies uses derivative instruments to manage its exposure to risks of changes in interest rates, foreign exchange rates and commodity prices. These financial instruments are accounted for in accordance with IFRS 9, changes in fair value of derivative instruments are recognized in the income statement or in other comprehensive income and are recognized in the balance sheet in the accounts corresponding to their nature, according to the risk management strategy. The derivative instruments used by TotalEnergies are the following:

-     Cash management

Financial instruments used for cash management purposes are part of a hedging strategy of currency and interest rate risks within global limits set by TotalEnergies and are considered to be held for trading. Changes in fair value are systematically recorded in the income statement. The balance sheet value of those instruments is included in “Current financial assets” or “Other current financial liabilities”.

-     Long-term financing

When an external long-term financing is set up, specifically to finance subsidiaries, and when this financing involves currency and interest rate derivatives, these instruments are qualified as:

1)    Fair value hedge of the interest rate and currency risks on the external debt financing the loans to subsidiaries. Changes in fair value of derivatives are recognized in the income statement, as are changes in fair value of underlying financial debts and loans to subsidiaries.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

In case of the anticipated termination of derivative instruments accounted for as fair value hedges, the amount paid or received is recognized in the income statement and:

●   If this termination is due to an early cancellation of the hedged items, the adjustment previously recorded as revaluation of those hedged items is also recognized in the income statement;

●   If the hedged items remain in the balance sheet, the adjustment previously recorded as a revaluation of those hedged items is amortized over the remaining life of those items.

In case of a change in the strategy of the hedge (fair value hedge to cash flow hedge), if the components of the initial aggregated exposure had already been designated in a hedging relationship (FVH), TotalEnergies designates the new instrument as a hedging instrument of an aggregated position (CFH) without having to end the initial hedging relationship.

2)    Cash flow hedge when TotalEnergies implements a strategy of fixing interest rate and/or currency rate on the external debt. Changes in fair value are recorded in other comprehensive income for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. When the hedged transaction affects profit or loss, the fair value variations of the hedging instrument recorded in equity are also symmetrically recycled to the income statement.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

If the hedging instrument expires, is sold or terminated by anticipation, gains or losses previously recognized in equity remain in equity. Amounts are recycled to the income statement only when the hedged transaction affects profit or loss.

3)    In compliance with IFRS 9, TotalEnergies has decided to recognize in a separate component of the comprehensive income the variation of foreign currency basis spread (Cross Currency Swaps) identified in the hedging relationships qualified as fair value hedges and cash flow hedges.

-     Foreign subsidiaries’ equity hedge

Certain financial instruments hedge against risks related to the equity of foreign subsidiaries whose functional currency is not the euro (mainly the dollar). These instruments qualify as “net investment hedges” and changes in fair value are recorded in other comprehensive income under “Currency translation” for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. Gains or losses on hedging instruments previously recorded in equity, are reclassified to the income statement in the same period as the total or partial disposal of the foreign activity.

The fair value of these instruments is recorded under “Current financial assets” and “Other current financial liabilities”.

-     Commitments to purchase shares held by non-controlling interests (put options written on minority interests)

Put options granted to non-controlling-interest shareholders are initially recognized as financial liabilities at the present value of the exercise price of the options with a corresponding reduction in shareholders’ equity – TotalEnergies share. The financial liability is subsequently measured at fair value at each balance sheet date in accordance with contractual clauses and any variation is recorded in the income statement (cost of debt).

A)  Impact on the income statement per nature of financial instruments

Assets and liabilities from financing activities

The impact on the income statement of financing assets and liabilities mainly includes:

●	Financial income on cash, cash equivalents, and current financial assets (notably current deposits beyond three months) classified as “Loans and receivables”;
●	Financial expense of long-term subsidiaries financing, associated hedging instruments (excluding ineffective portion of the hedge detailed below) and financial expense of short-term financing classified as “Financing liabilities and associated hedging instruments”;
●	Ineffective portion of bond hedging;
●	Financial income and financial expense on lease contracts and,
●	Financial income, financial expense and fair value of derivative instruments used for cash management purposes classified as “Assets and liabilities held for trading”.

Financial derivative instruments used for cash management purposes (interest rate and foreign exchange) are considered to be held for trading. Based on practical documentation issues, TotalEnergies did not elect to set up hedge accounting for such instruments. The impact on income statement of the derivatives is offset by the impact of loans and current liabilities they are related to. Therefore these transactions taken as a whole do not have a significant impact on the Consolidated Financial Statements.

For the year ended December 31,
(M$)	2025	2024	2023
Loans and receivables	770	1,335	1,420
Financing liabilities and associated hedging instruments	(2,424)	(2,321)	(2,190)
Fair value hedge (ineffective portion)	13	1	2
Lease assets and obligations	(628)	(552)	(499)
Assets and liabilities held for trading	202	307	248
IMPACT ON THE COST OF NET DEBT	(2,067)	(1,230)	(1,019)

B)  Impact of the hedging strategies

Fair value hedge instruments

The impact on the income statement of the bond hedging instruments which is recorded in the item “Financial interest on debt” in the Consolidated Statement of Income is detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Revaluation impact at market value of bonds	(1,372)	(568)	(765)
Swaps hedging bonds	1,385	569	767
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	13	1	2

The ineffective portion is not representative of TotalEnergies’ performance considering its objective to hold swaps to maturity. The current portion of the swaps valuation is not subject to active management.

Net investment hedge

As of December 31, 2025, 2024 and 2023 TotalEnergies had no open forward contracts held in respect of net investment hedge strategies.

Cash flow hedge

The impact on the income statement and other comprehensive income of the bonds hedging instruments qualified as cash flow hedges is detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Profit (Loss) recorded in other comprehensive income of the period	(330)	448	128
Recycled amount from other comprehensive income to the income statement of the period	158	(260)	140

As of December 31, 2025, 2024 and 2023, the ineffective portion of these financial instruments is nil.

Hedging instruments and hedged items by strategy

Fair Value Hedge

The following charts regarding Fair Value Hedge, disclose by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps):

-	The nominal amounts and carrying amounts of hedging instruments;
-	The carrying amounts of hedged items and cumulative FVH adjustments included in the carrying amounts of the hedged items;
-	The hedged items that have ceased to be adjusted for hedging gains and losses.

For the year ended December 31, 2025
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	5,250	25	(295)	–	(5,028)	222	–	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	3,454	92	(216)	–	(3,391)	63	–	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	27

For the year ended December 31, 2024
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	6,250	–	(230)	–	(6,103)	–	147	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	4,084	27	(618)	–	(3,588)	–	496	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	21

For the year ended December 31, 2023							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	3,500	–	(86)	–	(3,457)	–	43	Financial debt / Financial assets
Bonds	Cross Currency Swaps	4,671	45	(559)	–	(4,232)	–	439	Financial debt / Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	10

Cash flow hedge

The following charts regarding cash flow hedge disclose the nominal amounts and carrying amounts by nature of hedging instruments (interest rate swaps and cross currency swaps).

According to IFRS 9, there is no accounting entry related to cash flow hedge on hedged items.

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2025	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	11,998	411	(28)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	13,126	365	(641)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2024	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,577	543	–	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	15,055	5	(1,890)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2023	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Line items in the statement of
Bonds	Swaps	12,023	611	–	financial position
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	108	(1,821)	Financial assets

C)  Maturity of derivative instruments

The maturity of the notional amounts of derivative instruments, excluding the commodity contracts, is detailed in the following table:

For the year ended December 31, 2025	2026		2027 and beyond		Notional value schedule 2027 and beyond
(M$)	Fair	Notional	Fair	Notional					2031
Assets / (Liabilities)	value	value	value	value	2027	2028	2029	2030	and beyond
Fair value hedge
Swaps hedging bonds (assets)	49	202	68	1,451
Swaps hedging bonds (liabilities)	–	–	(511)	7,051
Total swaps hedging bonds - fair value hedge	49	202	(443)	8,502	820	1,000	789	875	5,018
Cash flow hedge
Swaps hedging bonds (assets)	32	823	744	14,879
Swaps hedging bonds (liabilities)	(218)	3,245	(451)	6,177
Total swaps hedging bonds - cash flow hedge	(186)	4,068	293	21,056	2,070	4,672	5,643	450	8,221
Forward exchange contracts related to operating activities (assets)	12	358	25	328
Forward exchange contracts related to operating activities (liabilities)	(1)	99	(3)	325
Total forward exchange contracts related to operating activities	11	457	22	653	328	325	–	–	–
Held for trading
Other interest rate swaps (assets)	137	50,776	250	30,186
Other interest rate swaps (liabilities)	(124)	41,730	(252)	31,207
Total other interest rate swaps	13	92,506	(2)	61,393	31,266	7,141	3,878	2,983	16,124
Currency swaps and forward exchange contracts (assets)	32	7,052	5	360
Currency swaps and forward exchange contracts (liabilities)	(46)	9,860	(6)	515
Total currency swaps and forward exchange contracts	(14)	16,912	(1)	875	735	140	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2024	2025		2026 and beyond		Notional value schedule 2026 and beyond
(M$)	Fair	Notional	Fair	Notional					2030
Assets / (Liabilities)	value	value	value	value	2026	2027	2028	2029	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	–	27	403
Swaps hedging bonds (liabilities)	(45)	1,630	(803)	8,301
Total swaps hedging bonds - fair value hedge	(45)	1,630	(776)	8,704	202	820	1,000	789	5,893
Cash flow hedge
Swaps hedging bonds (assets)	29	2,428	519	11,317
Swaps hedging bonds (liabilities)	(380)	2,059	(1,510)	11,828
Total swaps hedging bonds - cash flow hedge	(351)	4,487	(991)	23,145	4,116	2,143	4,740	5,667	6,479
Forward exchange contracts related to operating activities (assets)	–	94	–	–
Forward exchange contracts related to operating activities (liabilities)	(13)	271	(23)	634
Total forward exchange contracts related to operating activities	(13)	365	(23)	634	307	327	–	–	–
Held for trading
Other interest rate swaps (assets)	154	50,861	342	36,851
Other interest rate swaps (liabilities)	(124)	59,075	(281)	36,220
Total other interest rate swaps	30	109,936	61	73,071	52,496	8,714	2,739	2,821	6,300
Currency swaps and forward exchange contracts (assets)	196	17,698	5	322
Currency swaps and forward exchange contracts (liabilities)	(115)	5,212	–	(45)
Total currency swaps and forward exchange contracts	81	22,910	5	277	116	161	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2023	2024		2025 and beyond		Notional value schedule 2025 and beyond
(M$)	Fair	Notional	Fair	Notional					2029
Assets / (Liabilities)	value	value	value	value	2025	2026	2027	2028	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	250	45	403
Swaps hedging bonds (liabilities)	(75)	1,837	(570)	5,681
Total swaps hedging bonds - fair value hedge	(75)	2,087	(525)	6,084	1,630	202	820	1,000	2,432
Cash flow hedge
Swaps hedging bonds (assets)	91	2,114	628	14,830
Swaps hedging bonds (liabilities)	(193)	1,574	(1,628)	11,016
Total swaps hedging bonds - cash flow hedge	(102)	3,688	(1,000)	25,846	4,509	4,153	2,135	4,686	10,363
Forward exchange contracts related to operating activities (assets)	2	83	8	311
Forward exchange contracts related to operating activities (liabilities)	(14)	234	(2)	240
Total forward exchange contracts related to operating activities	(12)	317	6	551	285	266	–	–	–
Held for trading
Other interest rate swaps (assets)	149	38,415	393	7,690
Other interest rate swaps (liabilities)	(94)	37,170	(208)	7,407
Total other interest rate swaps	55	75,585	185	15,097	8,692	1,580	1,500	1,908	1,417
Currency swaps and forward exchange contracts (assets)	66	10,325	21	1,071
Currency swaps and forward exchange contracts (liabilities)	(84)	8,513	(32)	773
Total currency swaps and forward exchange contracts	(18)	18,838	(11)	1,844	1,840	(2)	6	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

D)  Fair value hierarchy

Accounting principles

According to IFRS 13, fair values are estimated for the majority of TotalEnergies’ financial instruments, with the exception of publicly traded equity securities and marketable securities for which the market price is used.

Estimations of fair value, which are based on principles such as discounting future cash flows to present value, must be weighted by the fact that the value of a financial instrument at a given time may be influenced by the market environment (liquidity especially), and also the fact that subsequent changes in interest rates and exchange rates are not taken into account.

As a consequence, the use of different estimates, methodologies and assumptions could have a material effect on the estimated fair value amounts.

The methods used are as follows:

-     Financial debts, swaps

The market value of swaps and of bonds that are hedged by those swaps has been determined on an individual basis by discounting future cash flows with the market curves existing at year-end.

-     Other financial instruments

The fair value of interest rate swaps and of FRA’s (Forward Rate Agreements) is calculated by discounting future cash flows on the basis of market curves existing at year-end after adjustment for interest accrued but unpaid. Forward exchange contracts and currency swaps are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end for similar maturities.

Exchange options are valued based on models commonly used by the market.

The fair value hierarchy for financial instruments, excluding commodity contracts, is as follows:

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2025	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(394)	–	(394)
Cash flow hedge instruments	–	142	–	142
Assets and liabilities held for trading	–	(6)	–	(6)
Equity instruments	290	–	–	290
TOTAL	290	(258)	–	32

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2024	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(821)	–	(821)
Cash flow hedge instruments	–	(1,375)	–	(1,375)
Assets and liabilities held for trading	–	174	–	174
Equity instruments	391	–	–	391
TOTAL	391	(2,022)	–	(1,631)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2023	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(600)	–	(600)
Cash flow hedge instruments	–	(1,104)	–	(1,104)
Assets and liabilities held for trading	–	207	–	207
Equity instruments	255	–	–	255
TOTAL	255	(1,497)	–	(1,242)

15.3 FINANCIAL RISKS MANAGEMENT

Financial markets related risks

As part of its financing and cash management activities, TotalEnergies uses derivative instruments to manage its exposure to changes in interest rates and foreign exchange rates. These instruments are mainly interest rate and currency swaps. TotalEnergies may also occasionally use futures contracts and options. These operations and their accounting treatment are detailed in Notes 14, 15.1 and 15.2 to the Consolidated Financial Statements.

Risks relative to cash management operations and to interest rate and foreign exchange financial instruments are managed according to rules set by TotalEnergies’ General Management, which provide for regular pooling of available cash balances, open positions and management of the financial instruments by the Treasury Department. Excess cash of TotalEnergies is deposited mainly in government institutions, banking institutions, or major companies through deposits, reverse repurchase agreements and purchase of commercial paper. Liquidity positions and the management of financial instruments are centralized by the Treasury Department, where they are managed by a team specialized in foreign exchange and interest rate market transactions.

The Cash Monitoring-Management Unit within the Treasury Department monitors limits and positions per bank on a daily basis and results of the Front Office. This unit also prepares marked-to-market valuations of used financial instruments and, when necessary, performs sensitivity analyses.

Counterparty risk

TotalEnergies has established standards for market transactions under which any banking counterparty must be approved in advance, based on an assessment of the counterparty’s financial solidity (multi-criteria analysis including notably a review of its Credit Default Swap (CDS) level, financial credit ratings, which must be of high standing, and general financial situation).

An overall credit limit is set for each authorised financial counterparty and is allocated amongst the affiliates and TotalEnergies’ central treasury entities, according to TotalEnergies’ financial needs.

Reform of benchmarks risk

The transition to IBOR indices did not have a significant impact on the financial instruments managed by the Treasury Department of TotalEnergies. The USD LIBOR maturities ceased to be published end of June 2023 and was replaced by the SOFR. Furthermore, in Europe, the Eonia rate ceased to be published on January 3, 2022 and was replaced by the ESTR rate.

Bonds and associated derivatives impacted by the IBOR reform are presented in Note 15.1 “Financial debt and related financial instruments”.

Short-term interest rate exposure and cash

Cash balances, primarily composed of euros and dollars, are managed according to the guidelines established by TotalEnergies’ General Management (to maintain an adequate level of liquidity, optimize revenue from investments considering existing interest rate yield curves, and minimize the cost of borrowing) based on a daily interest rate benchmark, primarily through short-term interest rate swaps and short-term currency swaps.

Interest rate risk on non-current debt

TotalEnergies’ policy consists in incurring long-term debt at a floating or fixed rate, depending on TotalEnergies’ general corporate needs and the interest rate environment at the time of issuance, mainly in dollars or euros. Long-term interest rate and currency swaps may be entered into for the purpose of hedging bonds at the time of issuance, synthetically resulting in the incurrence of variable or fixed rate debt. In order to partially alter the interest rate exposure of its long-term indebtedness, TotalEnergies may also enter into long-term interest rate swaps on an ad-hoc basis.

Currency exposure

TotalEnergies generally seeks to minimize the currency exposure of each entity to its functional currency (primarily the dollar, the euro, the pound sterling and the Norwegian krone).

For currency exposure generated by commercial activity, the hedging of revenues and costs in foreign currencies is typically performed using currency operations on the spot market and, in some cases, on the forward market. TotalEnergies rarely hedges future cash flows, although it may use options to do so.

With respect to currency exposure linked to non-current assets, TotalEnergies has a hedging policy of financing these assets in their functional currency.

Net short-term currency exposure is periodically monitored against limits set by TotalEnergies’ General Management.

The non-current debt described in Note 15.1 to the Consolidated Financial Statements is generally raised by the corporate treasury entities either directly in dollars or in euros, or in other currencies which are then exchanged for dollars or euros through swap issuances to appropriately match general corporate needs. The proceeds from these debt issuances are loaned to affiliates whose accounts are kept in dollars or in euros. Thus, the net sensitivity of these positions to currency exposure is not significant.

TotalEnergies’ short-term currency swaps, the notional value of which appears in Note 15.2 to the Consolidated Financial Statements, are used to attempt to optimize the centralized cash management of TotalEnergies. Thus, the sensitivity to currency fluctuations which may be induced is likewise considered negligible.

Sensitivity analysis on interest rate and foreign exchange risk

The tables below present the potential impact of an increase or decrease of 10 basis points on the interest rate yield curves for each of the currencies on the fair value of the current financial instruments as of December 31, 2025, 2024 and 2023.

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2025
Bonds (non-current portion, before swaps)	(37,895)	(38,347)	343	(343)
Swaps hedging bonds (liabilities)	(962)	(962)	–	–
Swaps hedging bonds (assets)	812	812	–	–
Total swaps hedging bonds (assets and liabilities)	(150)	(150)	(15)	15
Current portion of non-current debt after swaps (excluding lease obligations)	(2,677)	(2,671)	3	(3)
Other interest rates swaps	11	11	3	(3)
Currency swaps and forward exchange contracts	(15)	(15)	–	–
As of December 31, 2024
Bonds (non-current portion, before swaps)	(31,434)	(31,806)	291	(291)
Swaps hedging bonds (liabilities)	(2,313)	(2,313)	–	–
Swaps hedging bonds (assets)	546	546	–	–
Total swaps hedging bonds (assets and liabilities)	(1,767)	(1,767)	(54)	54
Current portion of non-current debt after swaps (excluding lease obligations)	(3,863)	(3,851)	3	(3)
Other interest rates swaps	91	91	3	(3)
Currency swaps and forward exchange contracts	86	86	–	–
As of December 31, 2023
Bonds (non-current portion, before swaps)	(28,365)	(29,216)	162	(162)
Swaps hedging bonds (liabilities)	(2,198)	(2,198)	–	–
Swaps hedging bonds (assets)	673	673	–	–
Total swaps hedging bonds (assets and liabilities)	(1,525)	(1,525)	(12)	12
Current portion of non-current debt after swaps (excluding lease obligations)	(5,669)	(5,680)	(1)	(7)
Other interest rates swaps	240	240	17	(17)
Currency swaps and forward exchange contracts	(29)	(29)	–	–

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Cost of net debt	(2,067)	(1,230)	(1,019)
Interest rate translation of :
+ 10 basis points	17	15	10
‑ 10 basis points	(17)	(15)	(10)

As a result of the policy for the management of currency exposure previously described, TotalEnergies’ sensitivity to currency exposure is primarily influenced by the net equity of the subsidiaries whose functional currency is the euro and to a lesser extent, the pound sterling and the Norwegian krone.

This sensitivity is reflected in the historical evolution of the currency translation adjustment recorded in the statement of changes in consolidated shareholders’ equity which, over the course of the last three years, is essentially related to the fluctuation of the euro and the pound sterling and is set forth in the table below:

	Dollar / Euro exchange	Dollar / Pound sterling
Closing rate	rates	exchange rates
December 31, 2025	0.85	0.74
December 31, 2024	0.96	0.80
December 31, 2023	0.90	0.79

As of December 31, 2025				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	128,916	16,012	93,346	4,116	15,442
Currency translation adjustment before net investment hedge	(14,028)	(7,875)	–	(2,144)	(4,009)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2025	114,883	8,132	93,346	1,972	11,433

As of December 31, 2024				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	133,117	20,336	93,078	4,439	15,264
Currency translation adjustment before net investment hedge	(15,254)	(8,584)	–	(2,372)	(4,298)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2024	117,858	11,747	93,078	2,067	10,966

As of December 31, 2023				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	130,454	19,198	92,202	4,732	14,322
Currency translation adjustment before net investment hedge	(13,696)	(7,881)	–	(2,285)	(3,530)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2023	116,753	11,312	92,202	2,447	10,792

Based on the 2025 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2025		Pound
(M$)	Euro	sterling
Impact of an increase of 10% of exchange rates on:
– Shareholders’ equity	813	197
– net income (TotalEnergies share)	(53)	25
Impact of a decrease of (10)% of exchange rates on:
– Shareholders’ equity	(813)	(197)
– net income (TotalEnergies share)	53	(25)

Stock market risk

TotalEnergies holds interests in a number of publicly-traded companies (refer to Note 8 to the Consolidated Financial Statements). The market value of these holdings fluctuates due to various factors, including stock market trends, valuations of the sectors in which the companies operate, and the economic and financial condition of each individual company.

Liquidity risk

TotalEnergies SE has committed credit facilities granted by international banks allowing it to benefit from significant liquidity reserves.

As of December 31, 2025, these credit facilities amounted to $19,767 million and were entirely undrawn. The agreements underpinning credit facilities granted to TotalEnergies SE do not contain conditions related to TotalEnergies’ financial ratios, to its credit ratings from specialized agencies, or to the occurrence of events that could have a material adverse effect on its financial position.

As of December 31, 2025, the aggregated amount of the main committed credit facilities granted by international banks to the TotalEnergies’ companies, including TotalEnergies SE, was $20,398 million, of which $20,225 million were unutilized.

Credit facilities granted to the TotalEnergies’ companies other than TotalEnergies SE are not intended to fund TotalEnergies’ general corporate purposes; they are intended to fund either general corporate purposes of the borrowing affiliate, or a specific project.

The following tables show the maturity of the financial assets and liabilities of TotalEnergies as of December 31, 2025, 2024 and 2023 (refer to Note 15.1 to the Consolidated Financial Statements).

As of December 31, 2025
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(4,242)	(4,526)	(5,614)	(2,948)	(30,599)	(47,929)
Non-current financial assets excluding derivative financial instruments	–	401	138	215	264	1,186	2,204
Current borrowings	(12,038)	–	–	–	–	–	(12,038)
Other current financial liabilities	(388)	–	–	–	–	–	(388)
Current financial assets	3,332	–	–	–	–	–	3,332
Net financial assets and liabilities held for sale or exchange	(165)	–	–	–	–	–	(165)
Cash and cash equivalents	26,202	–	–	–	–	–	26,202
Net amount before financial expense	16,943	(3,841)	(4,388)	(5,399)	(2,684)	(29,413)	(28,782)
Financial expense on non-current financial debt	(1,052)	(1,021)	(1,027)	(934)	(885)	(14,193)	(19,112)
Interest differential on swaps	(263)	(211)	(213)	(160)	(90)	(415)	(1,352)
NET AMOUNT	15,628	(5,073)	(5,628)	(6,493)	(3,659)	(44,021)	(49,246)

As of December 31, 2024
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(4,109)	(3,889)	(4,459)	(5,521)	(24,662)	(42,640)
Non-current financial assets excluding derivative financial instruments	–	183	275	130	114	710	1,412
Current borrowings	(10,024)	–	–	–	–	–	(10,024)
Other current financial liabilities	(664)	–	–	–	–	–	(664)
Current financial assets	6,914	–	–	–	–	–	6,914
Net financial assets and liabilities held for sale or exchange	(44)	–	–	–	–	–	(44)
Cash and cash equivalents	25,844	–	–	–	–	–	25,844
Net amount before financial expense	22,026	(3,926)	(3,614)	(4,329)	(5,407)	(23,952)	(19,202)
Financial expense on non-current financial debt	(827)	(822)	(784)	(785)	(608)	(12,802)	(16,628)
Interest differential on swaps	(342)	(295)	(247)	(240)	(183)	(535)	(1,842)
NET AMOUNT	20,857	(5,043)	(4,645)	(5,354)	(6,198)	(37,289)	(37,672)

As of December 31, 2023
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,079)	(3,816)	(3,615)	(4,356)	(22,525)	(39,391)
Non-current financial assets excluding derivative financial instruments	–	132	107	244	100	725	1,308
Current borrowings	(9,590)	–	–	–	–	–	(9,590)
Other current financial liabilities	(446)	–	–	–	–	–	(446)
Current financial assets	6,585	–	–	–	–	–	6,585
Net financial assets and liabilities held for sale or exchange	(310)	–	–	–	–	–	(310)
Cash and cash equivalents	27,263	–	–	–	–	–	27,263
Net amount before financial expense	23,502	(4,947)	(3,709)	(3,371)	(4,256)	(21,800)	(14,581)
Financial expense on non-current financial debt	(469)	(517)	(460)	(430)	(390)	(4,242)	(6,508)
Interest differential on swaps	(355)	(265)	(261)	(216)	(209)	(537)	(1,843)
NET AMOUNT	22,678	(5,729)	(4,430)	(4,017)	(4,855)	(26,579)	(22,932)

The following table sets forth financial assets and liabilities related to operating activities as of December 31, 2025, 2024 and 2023 (refer to Note 14 of the notes to the Consolidated Financial Statements).

As of December 31,
Assets/(Liabilities)
(M$)	2025	2024	2023
Accounts payable	(38,065)	(39,932)	(41,335)
Other operating liabilities	(21,774)	(20,242)	(19,937)
including derivative financial instruments related to commodity contracts (liabilities)	(4,395)	(7,680)	(7,650)
Accounts receivable, net	18,559	19,281	23,442
Other operating receivables	13,932	16,846	14,952
including derivative financial instruments related to commodity contracts (assets)	5,710	9,072	7,012
TOTAL	(27,348)	(24,047)	(22,878)

These financial assets and liabilities mainly have a maturity date below one year.

Credit risk

Credit risk is defined as the risk of the counterparty to a contract failing to perform or pay the amounts due.

TotalEnergies is exposed to credit risks in its operating and financing activities. TotalEnergies’ maximum exposure to credit risk is partially related to financial assets recorded on its balance sheet, including energy derivative instruments that have a positive market value.

The following table presents TotalEnergies’ maximum credit risk exposure:

As of December 31,
Assets/(Liabilities)
(M$)	2025	2024	2023
Loans to equity affiliates (note 8)	7,425	6,533	4,562
Loans and advances (note 6)	2,241	2,175	2,222
Other non-current financial assets related to operational activities (note 6)	386	1,677	1,761
Non-current financial assets (note 15.1)	3,270	2,305	2,395
Accounts receivable (note 5)	18,559	19,281	23,442
Other operating receivables (note 5)	13,932	16,846	14,952
Current financial assets (note 15.1)	3,332	6,914	6,585
Cash and cash equivalents (note 15.1)	26,202	25,844	27,263
TOTAL	75,347	81,575	83,182

The valuation allowance on accounts receivable, other operating receivables and on loans and advances is detailed in Notes 5 and 6 to the Consolidated Financial Statements.

As part of its credit risk management related to operating and financing activities, TotalEnergies has developed margining agreements with certain counterparties. As of December 31, 2025, the net margin call paid amounted to $1,094 million (against $3,002 million paid as of December 31, 2024 and $2,435 million paid as of December 31, 2023).

TotalEnergies has established a number of programs for the sale of receivables, without recourse, with various banks, primarily to reduce its exposure to such receivables. As a result of these programs TotalEnergies retains no risk of payment default after the sale, but may continue to service the customer accounts as part of a service arrangement on behalf of the buyer and is required to pay to the buyer payments it receives from the customers relating to the receivables sold. As of December 31, 2025, the net value of receivables sold amounted to $9,864 million. TotalEnergies has substantially transferred all the risks and rewards related to receivables. No financial asset or liability remains recognized in the consolidated balance sheet after the date of sale.

The Company has also put in place supplier financing arrangements (reverse factoring). Under these arrangements, a bank commits to settle the amounts owed to participating suppliers in respect of the invoices that the Company owes them, and the Company reimburses the bank at a later date.

The Company accounts for these arrangements as trade payables as the original liabilities have not been substantially modified, in particular since the payment terms are not extended beyond the normal conditions agreed with other non‑participating suppliers.

The amount of operating liabilities concerned at year‑end is $842 million.

Credit risk is managed by TotalEnergies’ business segments as follows:

-     Exploration & Production segment

Risks arising under contracts with government authorities or other oil companies or under long-term supply contracts necessary for the development of projects are evaluated during the project approval process. The long-term aspect of these contracts and the high-quality of the other parties lead to a low level of credit risk.

Risks related to commercial operations, other than those described above (which are, in practice, directly monitored by subsidiaries), are subject to procedures for establishing credit limits and reviewing outstanding balances.

-     Integrated LNG & Integrated Power segments

-	Gas & Power activities

Trading of gas & power activities deal with counterparties in the energy, industrial and financial sectors throughout the world. Financial institutions providing credit risk coverage are highly rated international banks and insurance groups.

Potential counterparties are subject to credit assessment and approval before concluding transactions and are thereafter subject to regular review, including re-appraisal and approval of the limits previously granted.

The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as data published by rating agencies. On this basis, credit limits are defined for each potential counterparty and, where appropriate, transactions are subject to specific authorizations.

Credit exposure, which is essentially an economic exposure or an expected future physical exposure, is permanently monitored and subject to sensitivity measures.

Credit risk is mitigated by the systematic use of industry standard contractual frameworks that permit netting, enable requiring added security in case of adverse change in the counterparty risk, and allow for termination of the contract upon occurrence of certain events of default.

About the professionals and retail gas and power sales activities, credit risk management policy is adapted to the type of customer either through the use of procedures of prepayments and appropriate collection, especially for mass customers or through credit insurances and sureties/guarantees obtaining. For the Professionals segment, the segregation of duties between the commercial and financial teams allows an “a priori” control of risks.

-	Other activities

Internal procedures include rules on credit risk management. Procedures to monitor customer risk are defined at the local level, especially for Saft Groupe (rules for the approval of credit limits, use of guarantees, monitoring and assessment of the receivables portfolio).

-     Refining & Chemicals segment

-	Refining & Chemicals activities

Credit risk is primarily related to commercial receivables. Internal procedures of Refining & Chemicals include rules for the management of credit describing the fundamentals of internal control in this domain. Each Business Unit implements the procedures of the activity for managing and provisioning credit risk according to the size of the subsidiary and the market in which it operates. The principal elements of these procedures are:

-	implementation of credit limits with different authorization schemes;
-	use of insurance policies or specific guarantees (letters of credit);
-	regular monitoring and assessment of overdue accounts (aging balance), including dunning procedures.

Counterparties are subject to credit assessment and approval prior to any transaction being concluded. Regular reviews are made for all active counterparties including a re-appraisal and renewing of the granted credit limits. The limits of the counterparties are assessed based on quantitative and qualitative data regarding financial standing, together with the review of any relevant third party and market information, such as that provided by rating agencies and insurance companies.

-	Trading & Shipping activities

Trading & Shipping deals with commercial counterparties and financial institutions located throughout the world. Counterparties to physical and derivative transactions are primarily entities involved in the oil and gas industry or in the trading of energy commodities, or financial institutions. Credit risk coverage is arranged with financial institutions, international banks and insurance groups selected in accordance with strict criteria.

The Trading & Shipping division applies a strict policy of internal delegation of authority in order to set up credit limits by country and counterparty and approval processes for specific transactions. Credit exposures contracted under these limits and approvals are monitored on a daily basis.

Potential counterparties are subject to credit assessment and approval prior to any transaction being concluded and all active counterparties are subject to regular reviews, including re-appraisal and approval of granted limits. The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as ratings published by Standard & Poor’s, Moody’s Investors Service and other credit-rating agencies.

Contractual arrangements are structured so as to maximize the risk mitigation benefits of netting between transactions wherever possible and additional protective terms providing for the provision of security in the event of financial deterioration and the termination of transactions on the occurrence of defined default events are used to the greatest permitted extent.

Credit risks in excess of approved levels are secured by means of letters of credit and other guarantees, cash deposits and insurance arrangements. In respect of derivative transactions, risks are secured by margin call contracts wherever possible.

-     Marketing & Services segment

Internal procedures for the Marketing & Services division include rules on credit risk that describe the basis of internal control in this domain, including the segregation of duties between commercial and financial operations.

Credit policies are defined at the local level and procedures to monitor customer risk are implemented (credit committees at the subsidiary level, the creation of credit limits for corporate customers, etc.). Each entity also implements monitoring of its outstanding receivables. Risks related to credit may be mitigated or limited by subscription of credit insurance and/or requiring security or guarantees.